Other Borrowings	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Other Borrowings	OTHER BORROWINGS
A summary of other borrowings at December 31 follows:

	2022	2021
	(In thousands)
FRB	$61,000	$—
Advances from the FHLB	25,000	30,000
Other	6	9
Total	$86,006	$30,009
Borrowings with the FRB at December 31, 2022 and 2021 were $61.0 million and zero, respectively. These borrowings contractually mature in 2023 and have an average interest rate of 4.50%. Average borrowings with the FRB during the years ended December 31, 2022, 2021 and 2020 totaled $26.354 million, zero and $1.546 million, respectively. We had unused borrowing capacity with the FRB (subject to the FRB’s credit requirements and policies) of $330.4 million at December 31, 2022. Collateral for FRB borrowings are certain commercial and installment loans. Interest expense on borrowings with the FRB amounted to $0.754 million, zero and $0.004 million for the years ended December 31, 2022, 2021 and 2020, respectively.
Advances from the FHLB are secured by unencumbered qualifying mortgage and home equity loans with a market value equal to at least 125% to 165%, respectively, of outstanding advances. Advances are also secured by FHLB stock that we own, which totaled $7.9 million at December 31, 2022. Unused borrowing capacity with the FHLB (subject to the FHLB’s credit requirements and policies) was $881.3 million at December 31, 2022. Interest expense on advances amounted to $0.2 million, $0.2 million and $0.5 million for the years ended December 31, 2022, 2021 and 2020, respectively. We prepaid $30.0 million, zero and zero FHLB advances during 2022, 2021 or 2020, respectively.
As a member of the FHLB, we must own FHLB stock equal to the greater of 0.10% of total assets or 4.5% of our outstanding advances and loans sold to the FHLB. At December 31, 2022, we were in compliance with the FHLB stock ownership requirements.
The maturity dates, weighted average interest rates and contractually required repayments of FHLB advances at December 31 follow:

	2022		2021
	Amount	Rate	Amount	Rate
	(Dollars in thousands)
Fixed Rate Advances
2023	$25,000	4.28%	$—
2028 and thereafter	—		30,000	0.74%
Total fixed rate advances	$25,000	4.28%	$30,000	0.74%
Interest expense on federal funds purchased totaled zero, zero and $0.01 million for the years ended December 31, 2022, 2021 and 2020, respectively.
Assets, consisting of FHLB stock and loans, pledged to secure other borrowings and unused borrowing capacity totaled $2.1 billion at December 31, 2022.